COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Lease Commitments
Year ended December 31,	RMB	US$
2016	110,048	16,989
2017	92,512	14,281
2018	53,211	8,214
2019	31,537	4,868
2020	17,973	2,775
Thereafter	24,023	3,709
	329,304	50,836

Schedule of future minimum capital commitments under non-cancelable construction contracts
Year ended December 31,	RMB	US$
2016	7,491	1,156
	7,491	1,156

Schedule of unconditional purchase obligations commitments
Year ended December 31,	RMB	US$
2016	3,208	496
2017	14,667	2,264
2018	16,500	2,547
2019	16,500	2,547
2020	15,125	2,335
	66,000	10,189